Lines of Credit and Debt (Narrative) (Details) $ / shares in Units, € in Millions		1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 19, 2014 USD ($)	Mar. 31, 2014 USD ($) $ / shares shares	Oct. 31, 2012 USD ($) series	May. 31, 2006 USD ($) $ / shares shares	Aug. 31, 2004 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) line_of_credit trading_day $ / shares shares	Dec. 31, 2015 EUR (€) line_of_credit trading_day	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€) shares
Debt Instrument [Line Items]
Line of credit facility, revolving credit, amount							$ 475,300,000				€ 436.6
Syndicated multi-currency term loan, amount | €											400.0
Number of lines of credit | line_of_credit							4	4
Lines of credit | €											€ 36.6
Stated interest rate, minimum							0.40%	0.40%
Stated interest rate, maximum							1.20%	1.20%
Commitment fee calculation basis on applicable margin, percent							35.00%	35.00%
Commitment fee paid							$ 900,000		$ 1,800,000
Total long-term debt							1,059,587,000		1,172,079,000
Interest expense on long-term debt							34,500,000		36,400,000	$ 28,400,000
Payments for call options							0		105,170,000	0
Proceeds from issuance of warrants							69,400,000
Number of shares called by warrants | shares		25,800,000.0
Exercise price of warrants (dollars per share) | $ / shares		$ 32.085
Number of series of notes issued | series			3
Gain (loss) on early redemption of debt							(7,564,000)		(4,560,000)	$ 0
Redemption of subscription receivables							112,995,000		67,943,000
Stock value issued conversion of convertible securities									3,900,000
Additional Paid-In Capital
Debt Instrument [Line Items]
Redemption of subscription receivables							112,995,000		67,943,000
Derivative instruments designated as hedges
Debt Instrument [Line Items]
Derivative asset fair value							12,687,000		$ 3,294,000
QIAGEN Euro Finance
Debt Instrument [Line Items]
Subscription right, percentage		98.00%
QIAGEN Euro Finance | Other Operating Income (Expense)
Debt Instrument [Line Items]
Gain (loss) on early redemption of debt		$ (4,600,000)
QIAGEN Finance
Debt Instrument [Line Items]
Repayments of convertible debt						$ 250,900,000
QIAGEN Finance | Other Operating Income (Expense)
Debt Instrument [Line Items]
Gain (loss) on early redemption of debt							(7,600,000)
Cash convertible notes
Debt Instrument [Line Items]
Payments for call options							$ 105,200,000
Convertible Notes 3.25% Due in 2026
Debt Instrument [Line Items]
Stock issued conversion of convertible securities (in shares) | shares									195,079
Convertible Notes 3.25% Due in 2026 | QIAGEN Euro Finance
Debt Instrument [Line Items]
Convertible debt		$ 300,000,000		$ 300,000,000
Convertible debt, conversion price (dollars per share) | $ / shares				$ 20.00
Effective interest rate							3.70%				3.70%
Stated interest rate				3.25%
Percent of note issued principal value				100.00%
Convertible amount into common shares at the option (shares) | shares				15,000,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024
Debt Instrument [Line Items]
Stock issued conversion of convertible securities (in shares) | shares									1,200,000.0
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024 | QIAGEN Finance
Debt Instrument [Line Items]
Total long-term debt							$ 0		$ 130,451,000
Convertible debt					$ 150,000,000
Convertible debt, conversion price (dollars per share) | $ / shares					$ 12.6449
Effective interest rate					1.80%		1.80%		1.80%		1.80%
Stated interest rate					1.50%
Percent of note issued principal value					100.00%
Convertible amount into common shares at the option (shares) | shares					11,500,000
Warrant class 1
Debt Instrument [Line Items]
Number of shares called by warrants | shares							15,200,000.0				15,200,000.0
Threshold trading days expiration							50 days	50 days
Warrant class 2
Debt Instrument [Line Items]
Number of shares called by warrants | shares							10,600,000.0				10,600,000.0
Threshold trading days expiration							50 days	50 days
Other noncurrent assets
Debt Instrument [Line Items]
Derivative asset fair value							$ 6,900,000
Call option
Debt Instrument [Line Items]
Payments for call options							105,200,000
Call option | Other noncurrent assets
Debt Instrument [Line Items]
Derivative asset fair value							169,000,000		$ 147,700,000
Interest rate swap | Other noncurrent assets
Debt Instrument [Line Items]
Derivative asset fair value							$ 5,800,000		3,300,000
Contingent conversion condition 2
Debt Instrument [Line Items]
Threshold percentage of stock price trigger							98.00%	98.00%
Contingent conversion condition 3
Debt Instrument [Line Items]
Consecutive trading days							20 days	20 days
Threshold percentage of stock price trigger							25.00%	25.00%
Cash convertible notes
Debt Instrument [Line Items]
Convertible debt	$ 730,000,000
Proceeds from issuance of debt	680,700,000
Repayments of debt	372,500,000
Threshold trading days | trading_day							20	20
Threshold business period							5 days	5 days
Number of shares used in conversion ratio							7,056.7273	7,056.7273
Debt principal amount used in conversion ratio							$ 200,000,000
Convertible debt, conversion price (dollars per share) | $ / shares							$ 28.34
Cash settlement amount period							50 days	50 days
Redemption price percentage							100.00%	100.00%
Percentage of principal amount outstanding							20.00%	20.00%
Debt issuance cost	13,100,000
Cash convertible notes | Contingent conversion condition 1
Debt Instrument [Line Items]
Consecutive trading days							30 days	30 days
Threshold percentage of stock price trigger							130.00%	130.00%
Cash convertible notes | Contingent conversion condition 2
Debt Instrument [Line Items]
Consecutive trading days							10 days	10 days
2019 notes
Debt Instrument [Line Items]
Stated interest rate, minimum							0.375%	0.375%
Convertible debt	430,000,000
Term of debt instrument (in years)							5 years	5 years
Effective interest rate							2.937%				2.937%
Fair value of long-term debt							$ 495,500,000		452,000,000
2021 notes
Debt Instrument [Line Items]
Stated interest rate, maximum							0.875%	0.875%
Convertible debt	$ 300,000,000
Term of debt instrument (in years)							7 years	7 years
Effective interest rate							3.809%				3.809%
Fair value of long-term debt							$ 356,100,000		318,100,000
Call spread overlay
Debt Instrument [Line Items]
Net cash outlay for call spread overlay							35,800,000
Senior unsecured notes
Debt Instrument [Line Items]
Fair value of long-term debt							399,300,000		394,300,000
Face amount of debt instrument			$ 400,000,000
Weighted average interest rate of long-term debt			3.66%
Proceeds from debt							220,000,000	€ 170.0
Senior unsecured notes | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Face amount of debt instrument			$ 200,000,000
Senior unsecured notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Total long-term debt							$ 73,994,000		$ 73,645,000
Term of debt instrument (in years)			7 years
Face amount of debt instrument			$ 73,000,000
Stated interest rate			3.19%				3.19%		3.19%		3.19%
Senior unsecured notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt							$ 303,991,000		$ 302,648,000
Term of debt instrument (in years)			10 years
Debt issuance cost			$ 2,100,000
Face amount of debt instrument			$ 300,000,000
Stated interest rate			3.75%				3.75%		3.75%		3.75%
Senior unsecured notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt							$ 27,000,000		$ 27,000,000
Term of debt instrument (in years)			12 years
Face amount of debt instrument			$ 27,000,000
Stated interest rate			3.90%				3.90%		3.90%		3.90%